Schedule of Investments (unaudited) October 31, 2019	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 44.7%
Ameris Bancorp.	64	$2,742
Associated Banc-Corp.	347	6,978
Atlantic Union Bankshares Corp.	140	5,160
BancFirst Corp.	46	2,663
BancorpSouth Bank	120	3,680
Bank of America Corp.	7,625	238,434
Bank of Hawaii Corp.	94	8,207
Bank of New York Mellon Corp. (The)	1,290	60,307
Bank OZK	226	6,342
BankUnited Inc.	216	7,409
Banner Corp.	52	2,807
BB&T Corp.	1,346	71,405
BOK Financial Corp.	53	4,089
Bryn Mawr Bank Corp.	63	2,401
Cathay General Bancorp.	180	6,403
CenterState Bank Corp.	173	4,387
CIT Group Inc.	167	7,163
Citigroup Inc.	2,844	204,370
Citizens Financial Group Inc.	830	29,183
City Holding Co.	40	3,174
Columbia Banking System Inc.	153	6,013
Comerica Inc.	281	18,383
Commerce Bancshares Inc.	200	12,872
Community Bank System Inc.	114	7,727
ConnectOne Bancorp. Inc.	76	1,845
Cullen/Frost Bankers Inc.	118	10,629
CVB Financial Corp.	244	5,070
Eagle Bancorp. Inc.	67	3,024
East West Bancorp. Inc.	288	12,361
Enterprise Financial Services Corp.	58	2,540
Fifth Third Bancorp.	1,377	40,043
First BanCorp./Puerto Rico	384	4,040
First Bancorp./Southern Pines NC	71	2,680
First Busey Corp.	112	2,953
First Citizens BancShares Inc./NC, Class A	15	7,379
First Commonwealth Financial Corp.	268	3,776
First Financial Bancorp.	210	4,922
First Financial Bankshares Inc.	284	9,452
First Hawaiian Inc.	121	3,307
First Horizon National Corp.	652	10,412
First Interstate BancSystem Inc., Class A	83	3,483
First Midwest Bancorp. Inc.	230	4,724
FNB Corp.	695	8,382
Fulton Financial Corp.	382	6,517
Glacier Bancorp. Inc.	173	7,321
Goldman Sachs Group Inc. (The)	522	111,384
Great Western Bancorp. Inc.	127	4,428
Hancock Whitney Corp.	169	6,591
Hanmi Financial Corp.	78	1,501
Heartland Financial USA Inc.	71	3,321
Heritage Financial Corp./WA	75	2,065
Hilltop Holdings Inc.	160	3,738
Home BancShares Inc./AR	318	5,877
Hope Bancorp Inc.	282	4,024
Huntington Bancshares Inc./OH	1,901	26,861
IBERIABANK Corp.	112	8,220
Independent Bank Corp.	58	4,761
Independent Bank Group Inc.	43	2,299

Security	Shares	Value

Banks (continued)
International Bancshares Corp.	134	$5,489
JPMorgan Chase & Co.	1,950	243,594
KeyCorp.	1,838	33,029
Lakeland Bancorp. Inc.	132	2,185
Lakeland Financial Corp.	67	3,119
LegacyTexas Financial Group Inc.	91	3,871
M&T Bank Corp.	119	18,627
Meta Financial Group Inc.	57	1,805
Morgan Stanley	1,897	87,357
National Bank Holdings Corp., Class A	71	2,442
NBT Bancorp. Inc.	113	4,492
Northern Trust Corp.	373	37,181
OFG Bancorp.	94	1,909
Old National Bancorp./IN	329	5,920
PacWest Bancorp.	229	8,471
Park National Corp.	33	3,341
Pinnacle Financial Partners Inc.	147	8,647
Popular Inc.	194	10,565
Prosperity Bancshares Inc.	143	9,870
Regions Financial Corp.	1,909	30,735
Renasant Corp.	114	3,956
S&T Bancorp. Inc.	84	3,163
Sandy Spring Bancorp. Inc.	78	2,691
Seacoast Banking Corp. of Florida(a)	99	2,772
ServisFirst Bancshares Inc.	94	3,290
Simmons First National Corp., Class A	177	4,234
South State Corp.	82	6,467
Southside Bancshares Inc.	85	2,928
State Street Corp.	623	41,162
SunTrust Banks Inc.	811	55,424
SVB Financial Group(a)	95	21,041
Synovus Financial Corp.	324	10,974
TCF Financial Corp.	279	11,046
Texas Capital Bancshares Inc.(a)	54	2,919
Tompkins Financial Corp.	38	3,325
Trustmark Corp.	72	2,471
U.S. Bancorp.	2,552	145,515
UMB Financial Corp.	94	6,134
Umpqua Holdings Corp.	398	6,296
United Community Banks Inc./GA	128	3,867
Valley National Bancorp.	594	6,879
Webster Financial Corp.	186	8,203
Wells Fargo & Co.	4,587	236,827
WesBanco Inc.	103	3,872
Westamerica Bancorp.	61	4,027
Western Alliance Bancorp.	152	7,498
Wintrust Financial Corp.	116	7,403
Zions Bancorp. N.A.	385	18,661

		2,217,923

Commercial Services — 4.5%
Automatic Data Processing Inc.	221	35,853
CoreLogic Inc.(a)	64	2,591
Equifax Inc.	78	10,663
Euronet Worldwide Inc.(a)	25	3,502
FleetCor Technologies Inc.(a)	42	12,357
FTI Consulting Inc.(a)	21	2,286
Global Payments Inc.	215	36,374
Green Dot Corp., Class A(a)	57	1,644
HealthEquity Inc.(a)	37	2,101
Insperity Inc.	29	3,063

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
MarketAxess Holdings Inc.	30	$11,058
Moody’s Corp.	141	31,117
Morningstar Inc.	17	2,751
S&P Global Inc.	155	39,989
Service Corp. International/U.S.	111	5,048
Verisk Analytics Inc.	127	18,377
WEX Inc.(a)	37	7,000

		225,774

Computers — 0.1%
Genpact Ltd.	66	2,585

Diversified Financial Services — 15.5%
Affiliated Managers Group Inc.	61	4,873
Ally Financial Inc.	685	20,982
American Express Co.	855	100,274
Ameriprise Financial Inc.	210	31,687
Ares Management Corp., Class A	76	2,247
Artisan Partners Asset Management Inc., Class A	70	1,915
BGC Partners Inc., Class A	217	1,128
Boston Private Financial Holdings Inc.	128	1,440
Capital One Financial Corp.	723	67,420
Cboe Global Markets Inc.	101	11,630
Charles Schwab Corp. (The)	1,668	67,904
CME Group Inc.	230	47,323
Credit Acceptance Corp.(a)	20	8,756
Discover Financial Services	422	33,870
E*TRADE Financial Corp.	399	16,674
Eaton Vance Corp., NVS	167	7,615
Evercore Inc., Class A	38	2,798
Federated Investors Inc., Class B	132	4,216
Franklin Resources Inc.	415	11,433
Interactive Brokers Group Inc., Class A	71	3,377
Intercontinental Exchange Inc.	459	43,293
Invesco Ltd.	336	5,652
Janus Henderson Group PLC	264	6,106
Jefferies Financial Group Inc.	355	6,628
KKR & Co. Inc., Class A, NVS	539	15,539
Legg Mason Inc.	140	5,216
LendingTree Inc.(a)	5	1,799
LPL Financial Holdings Inc.	116	9,377
Mastercard Inc., Class A	261	72,247
Moelis & Co., Class A	41	1,463
Nasdaq Inc.	105	10,476
Navient Corp.	271	3,732
OneMain Holdings Inc.	116	4,640
Raymond James Financial Inc.	218	18,201
SEI Investments Co.	153	9,168
SLM Corp.	711	6,001
Stifel Financial Corp.	123	6,886
Synchrony Financial	829	29,322
T Rowe Price Group Inc.	294	34,045
TD Ameritrade Holding Corp.	303	11,629
Visa Inc., Class A	55	9,837
Waddell & Reed Financial Inc., Class A	137	2,269
Western Union Co. (The)	326	8,170

		769,258

Electric — 0.1%
Hawaiian Electric Industries Inc.	139	6,276

Security	Shares	Value

Engineering & Construction — 0.1%
frontdoor Inc.(a)	55	$2,653

Forest Products & Paper — 0.1%
International Paper Co.	156	6,814

Health Care – Services — 3.1%
Anthem Inc.	133	35,788
Centene Corp.(a)	94	4,990
Cigna Corp.(a)	275	49,076
Molina Healthcare Inc.(a)	33	3,882
UnitedHealth Group Inc.	229	57,868
WellCare Health Plans Inc.(a)	8	2,373

		153,977

Household Products & Wares — 0.0%
Spectrum Brands Holdings Inc.	8	402

Insurance — 25.2%
Aflac Inc.	1,206	64,111
Alleghany Corp.(a)	21	16,344
Allstate Corp. (The)	536	57,041
American Financial Group Inc./OH	139	14,462
American International Group Inc.	1,525	80,764
American National Insurance Co.	22	2,640
Aon PLC	181	34,962
Arch Capital Group Ltd.(a)	563	23,511
Argo Group International Holdings Ltd.	56	3,465
Arthur J Gallagher & Co.	250	22,805
Assurant Inc.	74	9,329
Assured Guaranty Ltd.	85	3,988
Athene Holding Ltd., Class A(a)	201	8,713
AXA Equitable Holdings Inc.	366	7,906
Axis Capital Holdings Ltd.	134	7,964
Berkshire Hathaway Inc., Class B(a)	586	124,572
Brighthouse Financial Inc.(a)	154	5,815
Brown & Brown Inc.	331	12,472
Cincinnati Financial Corp.	297	33,623
CNA Financial Corp.	66	2,959
CNO Financial Group Inc.	209	3,271
Employers Holdings Inc.	56	2,371
Enstar Group Ltd.(a)	19	3,817
Erie Indemnity Co., Class A, NVS	27	4,975
Essent Group Ltd.	131	6,824
Everest Re Group Ltd.	71	18,253
FGL Holdings	249	2,248
Fidelity National Financial Inc.	344	15,769
First American Financial Corp.	212	13,097
Globe Life Inc.(b)	220	21,413
Hanover Insurance Group Inc. (The)	81	10,668
Hartford Financial Services Group Inc. (The)	674	38,472
Horace Mann Educators Corp.	85	3,703
Kemper Corp.	83	5,966
Kinsale Capital Group Inc.	39	4,123
Lincoln National Corp.	393	22,197
Loews Corp.	240	11,760
Markel Corp.(a)	19	22,249
Marsh & McLennan Companies Inc.	605	62,690
Mercury General Corp.	60	2,884
MetLife Inc.	1,366	63,915
MGIC Investment Corp.	653	8,953
National General Holdings Corp.	118	2,516
Old Republic International Corp.	379	8,467

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Primerica Inc.	56	$7,066
Principal Financial Group Inc.	503	26,850
ProAssurance Corp.	105	4,118
Progressive Corp. (The)	981	68,376
Prudential Financial Inc.	738	67,261
Radian Group Inc.	374	9,387
RenaissanceRe Holdings Ltd.	75	14,038
RLI Corp.	90	8,759
Safety Insurance Group Inc.	33	3,208
Selective Insurance Group Inc.	112	7,741
Travelers Companies Inc. (The)	462	60,550
Universal Insurance Holdings Inc.	64	1,735
Unum Group	424	11,677
Voya Financial Inc.	280	15,109
White Mountains Insurance Group Ltd.(b)	6	6,426
Willis Towers Watson PLC	116	21,680
WR Berkley Corp.	283	19,782

		1,251,810

Internet — 0.1%
Lyft Inc., Class A(a)	98	4,061

Machinery — 0.7%
Caterpillar Inc.	257	35,415

Media — 0.1%
FactSet Research Systems Inc.	16	4,056

Pharmaceuticals — 0.5%
CVS Health Corp.	342	22,705

Real Estate — 0.0%
Realogy Holdings Corp.	87	686

Real Estate Investment Trusts — 0.7%
AGNC Investment Corp.	213	3,632
Annaly Capital Management Inc.	930	8,351
MFA Financial Inc.	382	2,899
New Residential Investment Corp.	268	4,245
Two Harbors Investment Corp.	150	2,081
Weyerhaeuser Co.	492	14,371

		35,579

Retail — 0.1%
FirstCash Inc.	30	2,532

Savings & Loans — 1.5%
Axos Financial Inc.(a)	95	2,760
Berkshire Hills Bancorp. Inc.	75	2,327
Brookline Bancorp. Inc.	175	2,748
Capitol Federal Financial Inc.	292	4,167

Security	Shares	Value

Savings & Loans (continued)
Investors Bancorp. Inc.	501	$6,037
Meridian Bancorp. Inc.	113	2,210
New York Community Bancorp. Inc.	937	10,916
Northwest Bancshares Inc.	224	3,779
OceanFirst Financial Corp.	97	2,321
Pacific Premier Bancorp. Inc.	95	3,207
People’s United Financial Inc.	759	12,273
Provident Financial Services Inc.	140	3,493
Sterling Bancorp./DE	450	8,842
Washington Federal Inc.	174	6,344
WSFS Financial Corp.	118	4,976

		76,400

Software — 2.6%
Black Knight Inc.(a)	48	3,082
Broadridge Financial Solutions Inc.	90	11,270
Fidelity National Information Services Inc.	456	60,082
Fiserv Inc.(a)	277	29,401
MSCI Inc.	47	11,024
Paychex Inc.	121	10,120
SS&C Technologies Holdings Inc.	91	4,733

		129,712

Total Common Stocks — 99.7% (Cost: $4,888,524)		4,948,618

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	28,300	28,314
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	11,000	11,000

		39,314

Total Short-Term Investments — 0.8% (Cost: $39,314)		39,314

Total Investments in Securities — 100.5% (Cost: $4,927,838)		4,987,932

Other Assets, Less Liabilities — (0.5)%		(24,825)

Net Assets — 100.0%		$4,963,107

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,489	26,811	28,300	$28,314	$8	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,000	(13,000)	11,000	11,000	107		—	—

				$39,314	$115		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,948,618	$—	$—	$4,948,618
Money Market Funds	39,314	—	—	39,314

	$4,987,932	$—	$—	$4,987,932

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4